UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 29, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Emerging Growth Advisors, Inc.
Address:	World Trade Center Baltimore
		401 E. Pratt St., Suite 211
		Baltimore, MD 21202-3041

13F File Number: 28-6448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Peter S. Welles
Title:	President
Phone:	410-332-1021
Signature, Place, and Date of Signing:

Peter S. Welles	Baltimore, MD		October 18,2000


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		58

Form 13F Information Table Value Total:		$370,939



List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



       Column 1          Column 2    Column 3  Column 4 Column 5          Column 6   Column 7 Column8

                                                 VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

AES Corp               Common        00130H105     7,590  110,800sh         sole               110,800
ATMI, Inc.             Common        00207R101     7,106  304,000sh         sole               304,000
Accrue Software Inc.   Common        00437W102     3,581  300,000sh         sole               300,000
Adaptec, Inc.          Common        00651F108     1,406   70,300sh         sole                70,300
Advantage Learning SystCommon        00757K100    18,408  525,000sh         sole               525,000
Aspect Communications  Common        045237104     9,075  440,000sh         sole               440,000
Atmel Corp.            Common        049513104     1,537  101,200sh         sole               101,200
Atrix Laboratories, IncCommon        04962L101       731   50,000sh         sole                50,000
AXENT Technologies, IncCommon        05459C108     3,234  150,000sh         sole               150,000
Bio-Plexus Inc.        Common        09057C106       213  100,000sh         sole               100,000
Carnival Corp.         Class A       143658102     1,478   60,000sh         sole                60,000
Checkpoint Sys Inc.    Common        162825103     3,101  410,000sh         sole               410,000
Comverse Technology    Common        205862402    25,661  237,600sh         sole               237,600
Dallas Semiconductor CoCommon        235204104     8,219  250,000sh         sole               250,000
Documentum, Inc.       Common        256159104    13,396  165,000sh         sole               165,000
Dollar Tree Stores Inc.Common        256747106     2,738   67,500sh         sole                67,500
Dura Pharmaceuticals   Common        26632S109     1,344   38,000sh         sole                38,000
E M C Corp Mass        Common        268648102    19,825  200,000sh         sole               200,000
Eateries Inc.          Common        277851101       406  100,000sh         sole               100,000
Elan PLC               ADR           284131208     3,285   60,000sh         sole                60,000
Epicor Software Corp.  Common        29426L108       834  238,200sh         sole               238,200
Flow International CorpCommon        343468104     3,263  300,000sh         sole               300,000
Fortel Inc.            Common        349550103     1,1161,050,000sh         sole              1,050,000
GenRad, Inc.           Common        372447102     2,203  200,300sh         sole               200,300
Health Mgmt Assoc Inc NClass A       421933102     2,706  130,000sh         sole               130,000
Innoveda Inc.          Common        45769F102       816  225,000sh         sole               225,000
JDS Uniphase Corp.     Common        46612J101    42,136  445,000sh         sole               445,000
JPM Company            Common       4659331098     1,060  195,000sh         sole               195,000
KV Pharmaceutical Co   Class A       482740206     5,332  151,800sh         sole               151,800
Kensey Nash Corp.      Common        490057106     4,875  375,000sh         sole               375,000
Legato Systems         Common        524651106    10,078  750,000sh         sole               750,000
Lo Jack Corp.          Common        539451104     3,124  420,000sh         sole               420,000
Mapics, Inc            Common        564910107       439   65,000sh         sole                65,000
Mexican Resturants     Common        59283R104       206   75,000sh         sole                75,000
Microsoft Corporation  Common        594918104     2,443   40,500sh         sole                40,500
Molecular Devices Corp Common        60851C107    25,683  261,400sh         sole               261,400
Navidec Inc.           Common        63934Q101       717   92,500sh         sole                92,500
Network Appliances Inc Common        64120l104    40,123  315,000sh         sole               315,000
Nextel Comm Inc.       Class A       65332V103     8,415  180,000sh         sole               180,000
Novellus Systems Inc.  Common        670008101       880   18,900sh         sole                18,900
Orthodontic Centers of Common        68750P103     3,331  100,000sh         sole               100,000
P- Com Inc.            Common        693262107       994  150,000sh         sole               150,000
Pinnacle Systems Inc.  Common        723481107     6,975  620,000sh         sole               620,000
Planar Systems         Common        726900103     5,588  300,000sh         sole               300,000
Project Software       Common        74339P101     6,296  405,000sh         sole               405,000
ProsoftTraining.com    Common        743477101     7,054  495,000sh         sole               495,000
ProsoftTraining.com    Unregistered  743477101     2,565  180,000sh         sole               180,000
Proxim, Inc.           Common        744284100     8,010  180,000sh         sole               180,000
QRS Corp.              Common        74726X105     4,519  300,000sh         sole               300,000
Sawtek Inc.            Common        805468105     5,777  150,000sh         sole               150,000
SymmetriCom, Inc.      Common        871543104    14,063  900,000sh         sole               900,000
Systemone Technologies,Common        87187Q104       238  100,000sh         sole               100,000
TJX Cos Inc new        Common        872540109     2,250  100,000sh         sole               100,000
Tower Automotive Inc.  Common        891707101       656   70,000sh         sole                70,000
Transcrypt Intl Inc.   Common        89363A101       584  374,000sh         sole               374,000
UroCor, Inc.           Common        91727P105       880  110,000sh         sole               110,000
Verilink               Common        923432108     2,313  500,000sh         sole               500,000
Wind River Systems, IncCommon        973149107    10,067  210,000sh         sole               210,000




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